Offerings - Offering: 1	Jan. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	34.00
Maximum Aggregate Offering Price	$ 97,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,499.27
Offering Note	(1) Represents only the additional number of shares being registered pursuant to this registration statement and includes 375,000 shares of common stock that the underwriters have the option to purchase. Does not include the 18,400,000 shares that were previously registered on the Registration Statement on Form S-1 (File No. 333-291581), as amended (the "Prior Registration Statement"). (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). (3) The registration fee is calculated in accordance with Rule 457(a) under the Securities Act, based on the maximum aggregate offering price. The registrant previously registered 18,400,000 shares of its common stock with an aggregate offering price not to exceed $625,600,000.00 on the Prior Registration Statement, which was declared effective by the U.S. Securities and Exchange Commission on January 28, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a maximum aggregate offering price of $97,750,000.00 is hereby registered, which includes shares of common stock that the underwriters have the option to purchase.